Note 5 - Cost of Digital Assets Derecognized - Details of Cost of Digital Assets Derecognized (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Total Cost of digital assets derecognized		$ 244,733,087	$ 250,104,770	$ 116,419,218
On the exchange [member]
Statement Line Items [Line Items]
Total Cost of digital assets derecognized		244,336,500	250,082,963	115,536,178
On other venues [member]
Statement Line Items [Line Items]
Total Cost of digital assets derecognized	[1]	$ 396,587	$ 21,807	$ 883,040

[1]	Other venues means other exchanges or over-the-counter brokers that were used to purchase or sell digital assets.